Mineral Claims	12 Months Ended
Jan. 31, 2021
Extractive Industries [Abstract]
Mineral Claims

NOTE 4 – Mineral claims

At January 31, 2021, we held a 100% interest in 93 standard federal lode mining claims located in the Tombstone region of Arizona.

At January 31, 2021, we held 35 Arizona State Land Department Mineral Exploration Permits covering 15,793.24 acres in the Tombstone region of Arizona.

Title to mineral claims involves certain inherent risks due to difficulties of determining the validity of certain claims as well as potential for problems arising from the frequently ambiguous conveyance history characteristic of many mineral properties.

All of the Company’s claims for mineral properties are in good standing as of January 31, 2021.